Note 11 - Deposits - Certificate Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Remaining term to maturity	$ 126,608	$ 112,924
Total certificates, weighted average rate	1.84%	1.32%
One to Six Months [Member]
Remaining term to maturity	$ 43,447	$ 39,004
Total certificates, weighted average rate	1.88%	1.23%
Seven to Twelve Months [Member]
Remaining term to maturity	$ 39,074	$ 36,711
Total certificates, weighted average rate	1.63%	1.29%
Thirteen to Thirty Six Months [Member]
Remaining term to maturity	$ 41,753	$ 33,941
Total certificates, weighted average rate	2.00%	1.46%
Over Thirty Six Months [Member]
Remaining term to maturity	$ 2,334	$ 3,268
Total certificates, weighted average rate	1.71%	1.44%